Financial instruments, Foreign Exchange Risk (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) $ / $	Jun. 30, 2023 AUD ($) $ / $	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)
Financial assets [Abstract]
Trade and other receivables	$ 660,000		$ 336,000		$ 453,000
Currency Risk, 10% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, cash balance		$ 1,199,000		$ 5,056,000
Increase / decrease, lease liabilities	0		7,000
Increase / decrease, provisions	20,000		17,000
Currency Risk, 10% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, cash balance		$ 1,199,000		5,056,000
Increase / decrease, lease liabilities	0		7,000
Increase / decrease, provisions	$ 20,000		17,000
Foreign Exchange Risk [Member]
Financial instruments denominated in United States dollars [Abstract]
Average rate | $ / $	0.6728	0.6728
Spot rate | $ / $	0.6651
Financial assets [Abstract]
Cash	$ 11,988,000		50,559,000
Trade and other receivables	103,000		86,000
Financial liabilities [Abstract]
Trade and other payables	857,000		720,000
Provisions	0		68,000
Lease liabilities	201,000		166,000
Foreign Exchange Risk [Member] | Currency Risk, 10% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on receivables		$ 10,000		9,000
Increase / decrease, effect on payables	86,000		72,000
Foreign Exchange Risk [Member] | Currency Risk, 10% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on receivables		$ 10,000		$ 9,000
Increase / decrease, effect on payables	$ 86,000		$ 72,000